Other Comprehensive Income (Loss) - Amounts Reclassified Out of Each Component of Accumulated Other Comprehensive Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net gain (loss) on sale of securities	$ (12)	$ (19)	$ 18
Income taxes	6,360	6,619	4,781
Net of tax	(14,628)	(15,716)	(11,168)
Reclassifications, net of tax	(239)	(202)	(189)
Unrealized Gains (Losses) on Available-for-Sale Securities [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Reclassifications, net of tax	8	13	(12)
Unrealized Gains (Losses) on Available-for-Sale Securities [Member] | Reclassification out of Accumulated Other Comprehensive Loss [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net gain (loss) on sale of securities	12	19	(18)
Income taxes	(4)	(6)	6
Net of tax	(8)	(13)	12
Accumulated Defined Benefit Plans Adjustment, Actuarial Losses [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Salaries, wages and benefits	(380)	(326)	(270)
Defined Benefit Pension Items [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income taxes	133	111	93
Reclassifications, net of tax	$ (247)	$ (215)	$ (177)